Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Ampol Ltd.	897	$18,189
APA Group	2,832	14,845
Aristocrat Leisure Ltd.	702	17,255
ASX Ltd.	408	14,577
Aurizon Holdings Ltd.	7,854	17,107
Australia & New Zealand Banking Group Ltd.	1,070	16,873
BHP Group Ltd.	552	15,626
BlueScope Steel Ltd.	1,450	17,382
Brambles Ltd.	1,869	15,598
Cochlear Ltd.	110	16,860
Coles Group Ltd.	1,446	14,034
Commonwealth Bank of Australia	249	15,317
Computershare Ltd.	1,233	19,459
CSL Ltd.	81	11,971
Dexus	3,416	14,109
Endeavour Group Ltd.	4,272	13,420
Fortescue Metals Group Ltd.	1,281	18,223
Goodman Group	1,311	17,347
GPT Group (The)	6,370	14,701
IDP Education Ltd.	969	13,388
IGO Ltd.	1,809	10,954
Insurance Australia Group Ltd.	5,139	18,539
James Hardie Industries PLC(a)	722	18,014
Lendlease Corp. Ltd.	3,444	13,640
Lottery Corp. Ltd. (The)	5,571	16,081
Macquarie Group Ltd.	147	15,110
Medibank Pvt Ltd.	8,208	17,912
Mineral Resources Ltd.	351	12,937
Mirvac Group	11,769	13,655
National Australia Bank Ltd.	912	16,338
Northern Star Resources Ltd.	2,057	15,063
Orica Ltd.	1,806	16,875
Origin Energy Ltd.	3,300	19,143
Pilbara Minerals Ltd.	5,547	13,030
Qantas Airways Ltd.(a)	4,158	13,027
QBE Insurance Group Ltd.	1,849	18,335
Ramsay Health Care Ltd.	453	14,027
REA Group Ltd.	204	18,728
Reece Ltd.	1,507	16,803
Rio Tinto Ltd.	240	17,928
Santos Ltd.	3,708	18,093
Scentre Group	9,708	15,040
SEEK Ltd.	1,191	15,712
Sonic Healthcare Ltd.	753	13,788
South32 Ltd.	6,726	14,390
Stockland.	6,186	13,961
Suncorp Group Ltd.	2,154	18,334
Telstra Corp. Ltd.	6,042	14,651
Transurban Group	1,707	12,851
Treasury Wine Estates Ltd.	2,085	16,063
Vicinity Ltd.	13,631	14,764
Washington H Soul Pattinson & Co. Ltd.	821	17,490
Wesfarmers Ltd.	516	16,602
Westpac Banking Corp.	1,188	15,601
WiseTech Global Ltd.	378	14,073
Woodside Energy Group Ltd.	768	16,727
Woolworths Group Ltd.	666	14,908
Xero Ltd.(a)	253	17,297
		912,765
Security	Shares	Value

Austria — 0.5%
Erste Group Bank AG	531	$19,015
OMV AG	402	17,631
Verbund AG	216	18,768
voestalpine AG	540	13,484
		68,898
Belgium — 1.4%
Ageas SA/NV	405	15,557
Anheuser-Busch InBev SA/NV	273	15,533
Argenx SE(a)	42	19,756
D’ieteren Group	99	14,706
Elia Group SA/NV	144	13,674
Groupe Bruxelles Lambert NV	213	15,579
KBC Group NV	260	14,309
Lotus Bakeries	2	14,813
Sofina SA	84	15,958
Solvay SA	161	17,020
UCB SA	187	13,677
Umicore SA	579	13,776
Warehouses De Pauw CVA.	648	16,033
		200,391
Canada — 10.1%
Agnico Eagle Mines Ltd.	330	15,477
Air Canada(a)	1,156	13,946
Algonquin Power & Utilities Corp.	2,166	10,902
Alimentation Couche-Tard Inc.	375	20,414
AltaGas Ltd.	1,077	20,006
ARC Resources Ltd.	1,458	23,456
Bank of Montreal	191	14,433
Bank of Nova Scotia (The)	327	13,240
Barrick Gold Corp.	912	14,567
BCE Inc.	357	13,253
Brookfield Asset Management Ltd.	591	16,940
Brookfield Corp., Class A	535	15,586
Brookfield Renewable Corp., Class A	540	12,286
BRP Inc.	246	16,627
CAE Inc.(a)	819	17,103
Cameco Corp.	660	27,000
Canadian Apartment Properties REIT	507	14,924
Canadian Imperial Bank of Commerce	411	14,496
Canadian National Railway Co.	140	14,813
Canadian Natural Resources Ltd.	305	19,368
Canadian Pacific Kansas City Ltd.	195	13,845
Canadian Tire Corp. Ltd., Class A, NVS	147	14,179
Canadian Utilities Ltd., Class A, NVS	681	14,408
CCL Industries Inc., Class B, NVS	363	14,193
Cenovus Energy Inc.	1,041	19,833
CGI Inc.(a)	185	17,860
Constellation Software Inc./Canada	9	18,042
Descartes Systems Group Inc. (The)(a)	268	19,370
Dollarama Inc.	291	19,872
Element Fleet Management Corp.	1,236	16,721
Emera Inc.	438	14,346
Empire Co. Ltd., Class A, NVS	695	19,044
Enbridge Inc.	435	13,940
Fairfax Financial Holdings Ltd.	25	20,805
First Quantum Minerals Ltd.	762	8,830
FirstService Corp.	120	16,980
Fortis Inc.	432	17,152
Franco-Nevada Corp.	117	14,233
George Weston Ltd.	141	15,294
GFL Environmental Inc.	482	13,886

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Gildan Activewear Inc.	615	$17,469
Great-West Lifeco Inc.	605	16,762
Hydro One Ltd.(b)	627	16,259
iA Financial Corp. Inc.	274	15,943
IGM Financial Inc.	645	14,521
Imperial Oil Ltd.	366	20,858
Intact Financial Corp.	111	15,596
Ivanhoe Mines Ltd., Class A(a)(c)	2,076	15,300
Keyera Corp.	786	18,279
Kinross Gold Corp.	3,572	18,649
Loblaw Companies Ltd.	189	15,458
Lundin Mining Corp.	2,287	14,282
Magna International Inc.	342	16,435
Manulife Financial Corp.	876	15,249
Metro Inc.	318	16,153
National Bank of Canada	222	13,803
Northland Power Inc.	828	11,637
Nutrien Ltd.	270	14,501
Nuvei Corp.(b)	555	7,728
Onex Corp.	438	24,548
Open Text Corp.	436	14,557
Pan American Silver Corp.	1,146	16,743
Parkland Corp.	744	22,517
Pembina Pipeline Corp.	564	17,358
Power Corp. of Canada	663	15,973
Quebecor Inc., Class B	700	14,442
RB Global Inc.	315	20,614
Restaurant Brands International Inc.	243	16,323
RioCan REIT	1,239	15,055
Rogers Communications Inc., Class B, NVS	342	12,671
Royal Bank of Canada	165	13,179
Saputo Inc.	652	13,165
Shopify Inc., Class A(a)	278	13,129
Stantec Inc.	270	16,520
Sun Life Financial Inc.	342	15,621
Suncor Energy Inc.	589	19,075
TC Energy Corp.	426	14,671
Teck Resources Ltd., Class B	398	14,063
TELUS Corp.	780	12,577
TFI International Inc.	159	17,589
Thomson Reuters Corp.	127	15,212
TMX Group Ltd.	840	17,493
Toromont Industries Ltd.	228	17,165
Toronto-Dominion Bank (The)	279	15,584
Tourmaline Oil Corp.	399	21,099
West Fraser Timber Co. Ltd.	243	16,400
Wheaton Precious Metals Corp.	367	15,500
WSP Global Inc.	138	18,061
		1,423,456
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	4	6,531
AP Moller - Maersk A/S, Class B, NVS	6	9,997
Carlsberg A/S, Class B	108	12,871
Chr Hansen Holding A/S	234	15,968
Coloplast A/S, Class B	132	13,766
Danske Bank A/S	861	20,198
Demant A/S(a)	447	17,057
DSV A/S	90	13,450
Genmab A/S(a)	42	11,873
Novo Nordisk A/S	190	18,330
Novozymes A/S, Class B	357	16,045
Orsted A/S(b)	189	9,132
Security	Shares	Value

Denmark (continued)
Pandora A/S	204	$23,138
Rockwool A/S, Class B	75	16,689
Tryg A/S	763	14,899
Vestas Wind Systems A/S(a)	579	12,550
		232,494
Finland — 1.3%
Elisa OYJ	290	12,299
Fortum OYJ	1,230	14,604
Kesko OYJ, Class B	936	15,829
Kone OYJ, Class B	327	14,160
Metso OYJ	1,620	14,273
Neste OYJ	429	14,418
Nokia OYJ	4,260	14,189
Orion OYJ, Class B	414	16,471
Sampo OYJ, Class A	375	14,748
Stora Enso OYJ, Class R	1,479	17,775
UPM-Kymmene OYJ	564	18,993
Wartsila OYJ Abp	1,554	18,545
		186,304
France — 6.7%
Accor SA	522	16,653
Aeroports de Paris	114	12,802
Air Liquide SA	95	16,278
Airbus SE	119	15,955
Alstom SA	664	8,992
Amundi SA(b)	271	14,157
ArcelorMittal SA	651	14,405
Arkema SA	189	17,710
AXA SA	549	16,267
BioMerieux	177	16,994
BNP Paribas SA	244	14,031
Bollore SE	2,835	15,476
Bouygues SA	543	19,102
Bureau Veritas SA	677	15,421
Capgemini SE	96	16,966
Carrefour SA	885	15,515
Cie. de Saint-Gobain	291	15,840
Cie. Generale des Etablissements Michelin SCA	597	17,736
Covivio	366	15,685
Credit Agricole SA	1,331	16,072
Danone SA	271	16,122
Dassault Aviation SA	97	19,283
Dassault Systemes SE	429	17,672
Edenred	276	14,692
Eiffage SA	162	14,702
Engie SA	1,062	16,891
EssilorLuxottica SA	84	15,211
Eurazeo SE	276	15,560
Eurofins Scientific SE	282	14,307
Euronext NV(b)	249	17,365
Gecina SA	165	16,201
Getlink SE	990	15,987
Hermes International	7	13,061
Ipsen SA	150	17,729
Kering SA	30	12,201
Klepierre SA	768	18,650
La Francaise des Jeux SAEM(b)	480	15,483
Legrand SA	195	16,869
L’Oreal SA	35	14,712
LVMH Moet Hennessy Louis Vuitton SE	17	12,171
Orange SA	1,367	16,079

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Pernod Ricard SA	74	$13,141
Publicis Groupe SA	229	17,437
Remy Cointreau SA	111	12,612
Renault SA	486	17,051
Safran SA	109	17,028
Sanofi	149	13,530
Sartorius Stedim Biotech	69	12,918
Schneider Electric SE	93	14,309
SEB SA	170	16,811
Societe Generale SA	711	15,977
Sodexo SA	162	17,144
Teleperformance	107	12,309
Thales SA	116	17,119
TotalEnergies SE	270	18,052
Unibail-Rodamco-Westfield, New(a)	382	18,928
Valeo.	930	12,288
Veolia Environnement SA	579	15,865
Vinci SA	141	15,591
Vivendi SE	1,646	14,760
Wendel SE	171	12,809
Worldline SA/France(a)(b)	393	4,997
		953,681
Germany — 5.6%
adidas AG	101	17,959
Allianz SE, Registered	72	16,865
BASF SE	345	15,942
Bayer AG, Registered	267	11,537
Bayerische Motoren Werke AG	129	11,998
Bechtle AG	453	20,246
Beiersdorf AG	126	16,572
Brenntag SE	220	16,360
Carl Zeiss Meditec AG, Bearer	159	13,806
Commerzbank AG	1,646	17,753
Continental AG	243	15,865
Covestro AG(a)(b)	414	20,974
Daimler Truck Holding AG	540	16,967
Delivery Hero SE(a)(b)	423	10,810
Deutsche Bank AG, Registered	1,617	17,794
Deutsche Boerse AG	96	15,801
Deutsche Lufthansa AG, Registered(a)	1,604	11,247
Deutsche Post AG, Registered	387	15,110
Deutsche Telekom AG, Registered	699	15,171
E.ON SE	1,359	16,170
Evonik Industries AG	906	16,675
Fresenius Medical Care AG & Co. KGaA	377	12,526
Fresenius SE & Co. KGaA	587	15,100
GEA Group AG	426	14,569
Hannover Rueck SE	87	19,211
HeidelbergCement AG	237	17,205
HelloFresh SE(a)	780	17,061
Henkel AG & Co. KGaA	96	6,067
Infineon Technologies AG	439	12,823
Knorr-Bremse AG	246	13,740
LEG Immobilien SE(a)	330	20,629
Mercedes-Benz Group AG	219	12,885
Merck KGaA	90	13,593
MTU Aero Engines AG	70	13,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	47	18,862
Nemetschek SE	237	17,709
Puma SE	354	20,061
Rational AG	30	17,108
Security	Shares	Value

Germany (continued)
Rheinmetall AG	61	$17,513
RWE AG	372	14,235
SAP SE	121	16,230
Scout24 SE(b)	295	18,148
Siemens AG, Registered	95	12,606
Siemens Healthineers AG(b)(c)	291	14,316
Symrise AG, Class A	156	15,942
Talanx AG(a)	324	20,418
Telefonica Deutschland Holding AG	5,947	10,110
Volkswagen AG	9	1,040
Vonovia SE	941	21,664
Wacker Chemie AG	132	16,199
Zalando SE(a)(b)	540	12,631
		784,980
Hong Kong — 3.3%
AIA Group Ltd.	1,600	13,894
BOC Hong Kong Holdings Ltd.	6,000	15,867
Budweiser Brewing Co. APAC Ltd.(b)	6,600	12,542
CK Asset Holdings Ltd.	3,000	14,995
CK Hutchison Holdings Ltd.	2,500	12,656
CK Infrastructure Holdings Ltd.	3,000	13,905
CLP Holdings Ltd.	2,500	18,297
ESR Group Ltd.(b)	12,600	16,190
Futu Holdings Ltd., ADR(a)	486	26,949
Galaxy Entertainment Group Ltd.	3,000	16,864
Hang Lung Properties Ltd.	12,000	15,773
Hang Seng Bank Ltd.	1,200	13,720
Henderson Land Development Co. Ltd.	5,464	14,296
HKT Trust & HKT Ltd., Class SS	15,000	15,537
Hong Kong & China Gas Co. Ltd.	18,676	13,001
Hong Kong Exchanges & Clearing Ltd.	400	13,993
Hongkong Land Holdings Ltd.(c)	4,200	13,321
Jardine Matheson Holdings Ltd.	300	12,156
Link REIT.	2,860	13,125
MTR Corp. Ltd.	3,500	13,084
New World Development Co. Ltd.	7,000	12,847
Power Assets Holdings Ltd.	3,000	14,342
Sands China Ltd.(a)	5,200	13,999
Sino Land Co. Ltd.(c)	12,000	11,980
SITC International Holdings Co. Ltd.	12,000	18,485
Sun Hung Kai Properties Ltd.	1,500	15,403
Swire Pacific Ltd., Class A	2,000	12,776
Swire Properties Ltd.	7,200	13,941
Techtronic Industries Co. Ltd.	1,500	13,694
WH Group Ltd.(b)	34,500	20,605
Wharf Real Estate Investment Co. Ltd.	3,000	10,494
Xinyi Glass Holdings Ltd.	12,000	13,788
		472,519
Ireland — 0.8%
AIB Group PLC	4,268	18,530
Bank of Ireland Group PLC	1,876	16,812
CRH PLC	347	18,622
Flutter Entertainment PLC, Class DI(a)	85	13,350
Kerry Group PLC, Class A	169	13,054
Kingspan Group PLC	257	17,296
Smurfit Kappa Group PLC	490	15,972
		113,636
Israel — 1.6%
Azrieli Group Ltd.	315	13,563
Bank Hapoalim BM	2,037	14,570
Bank Leumi Le-Israel BM	2,166	13,951

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Check Point Software Technologies Ltd.(a)	149	$20,003
CyberArk Software Ltd.(a)	122	19,964
Elbit Systems Ltd.	87	16,182
Global-e Online Ltd.(a)	462	16,221
ICL Group Ltd.	3,015	14,665
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,477	15,283
Mizrahi Tefahot Bank Ltd.	504	15,600
Monday.com Ltd.(a)	124	16,119
Nice Ltd.(a)	93	14,256
Teva Pharmaceutical Industries Ltd., ADR(a)	2,217	19,022
Wix.com Ltd.(a)	237	18,936
		228,337
Italy — 2.5%
Amplifon SpA	498	14,075
Assicurazioni Generali SpA.	797	15,831
DiaSorin SpA	168	15,057
Enel SpA	2,603	16,523
Eni SpA	1,143	18,685
Ferrari NV	57	17,254
FinecoBank Banca Fineco SpA	1,320	15,572
Infrastrutture Wireless Italiane SpA(b)	1,390	15,220
Intesa Sanpaolo SpA.	6,573	17,128
Mediobanca Banca di Credito Finanziario SpA	1,686	20,140
Moncler SpA.	256	13,296
Nexi SpA(a)(b)	2,158	12,540
Poste Italiane SpA(b)	1,767	17,494
Prysmian SpA	495	18,536
Recordati Industria Chimica e Farmaceutica SpA	376	17,392
Snam SpA.	3,306	15,160
Stellantis NV	1,047	19,560
Telecom Italia SpA/Milano(a)	63,586	16,441
Tenaris SA, NVS	1,312	20,784
Terna - Rete Elettrica Nazionale	2,163	16,562
UniCredit SpA	806	20,206
		353,456
Japan — 28.3%
Advantest Corp.	800	20,607
Aeon Co. Ltd.	900	18,936
AGC Inc.	600	20,411
Aisin Corp.	600	20,901
Ajinomoto Co. Inc.	600	21,914
ANA Holdings Inc.(a)	900	17,669
Asahi Group Holdings Ltd.	300	10,851
Asahi Intecc Co. Ltd.	900	15,122
Asahi Kasei Corp.	2,700	16,599
Astellas Pharma Inc.	1,200	15,180
Azbil Corp.	600	17,729
Bandai Namco Holdings Inc.	600	12,431
BayCurrent Consulting Inc.	600	15,064
Bridgestone Corp.	300	11,354
Brother Industries Ltd.	1,200	18,720
Canon Inc.	600	14,184
Capcom Co. Ltd.	400	12,876
Central Japan Railway Co.	600	13,505
Chiba Bank Ltd. (The)	3,000	22,346
Chubu Electric Power Co. Inc.	1,500	18,126
Chugai Pharmaceutical Co. Ltd.	600	17,794
Concordia Financial Group Ltd.	4,800	22,303
CyberAgent Inc.	2,400	12,599
Dai Nippon Printing Co. Ltd.	600	15,652
Security	Shares	Value

Japan (continued)
Daifuku Co. Ltd.	900	$14,871
Dai-ichi Life Holdings Inc.	900	19,012
Daiichi Sankyo Co. Ltd.	600	15,471
Daito Trust Construction Co. Ltd.	300	32,180
Daiwa House Industry Co. Ltd.	600	16,503
Daiwa House REIT Investment Corp.	9	15,928
Daiwa Securities Group Inc.	3,900	22,489
Denso Corp.	1,200	17,720
Dentsu Group Inc.	600	17,428
Disco Corp.	100	17,660
East Japan Railway Co.	300	15,581
Eisai Co. Ltd.	300	15,893
ENEOS Holdings Inc.	5,150	19,083
FANUC Corp.	600	14,890
Fuji Electric Co. Ltd.	400	15,230
FUJIFILM Holdings Corp.	300	16,409
Fujitsu Ltd.	100	12,955
GLP J-Reit	18	16,122
GMO Payment Gateway Inc.	300	11,982
Hakuhodo DY Holdings Inc.	1,500	12,173
Hamamatsu Photonics KK.	300	11,143
Hankyu Hanshin Holdings Inc.	600	18,878
Hikari Tsushin Inc.	100	14,427
Hirose Electric Co. Ltd.	100	11,330
Hitachi Construction Machinery Co. Ltd.	900	23,252
Hitachi Ltd.	300	19,016
Honda Motor Co. Ltd.	1,800	18,448
Hoshizaki Corp.	500	16,147
Hulic Co. Ltd.	2,100	19,253
Ibiden Co.Ltd.	300	12,791
Idemitsu Kosan Co. Ltd.	964	21,888
Iida Group Holdings Co. Ltd.	900	13,974
Inpex Corp.	1,500	21,766
Isuzu Motors Ltd.	1,500	16,726
ITOCHU Corp.	600	21,613
Japan Airlines Co. Ltd.	900	16,545
Japan Exchange Group Inc.	1,200	23,730
Japan Metropolitan Fund Invest.	27	17,424
Japan Post Bank Co. Ltd.	2,400	22,246
Japan Post Holdings Co. Ltd.	2,400	21,243
Japan Post Insurance Co. Ltd.	1,200	23,107
Japan Real Estate Investment Corp.	6	22,286
Japan Tobacco Inc.	900	20,951
JFE Holdings Inc.	1,500	20,899
JSR Corp.	900	24,089
Kajima Corp.	1,200	19,833
Kansai Electric Power Co. Inc. (The)	1,800	23,047
Kao Corp.	600	21,890
Kawasaki Kisen Kaisha Ltd.	900	30,861
KDDI Corp.	600	17,949
Keio Corp.	600	17,805
Keisei Electric Railway Co. Ltd.	600	22,602
Kenedix Office Investment Corp.	18	18,774
Kikkoman Corp.	300	17,068
Kintetsu Group Holdings Co. Ltd.	600	16,882
Kirin Holdings Co. Ltd.	1,200	16,864
Kobayashi Pharmaceutical Co. Ltd.	300	12,385
Kobe Bussan Co. Ltd.	600	14,849
Koei Tecmo Holdings Co. Ltd.	1,000	13,058
Koito Manufacturing Co. Ltd.	900	13,484
Komatsu Ltd.	600	13,786
Konami Group Corp.	300	15,541

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kose Corp.	200	$13,250
Kubota Corp.	1,200	16,139
Kurita Water Industries Ltd.	300	9,115
Kyocera Corp.	300	14,787
Kyowa Kirin Co. Ltd.	900	14,116
Lasertec Corp.	100	16,518
Lixil Corp.	1,500	16,448
M3 Inc.	900	13,861
Makita Corp.	600	15,508
Marubeni Corp.	1,200	17,546
MatsukiyoCocokara & Co.	900	15,788
Mazda Motor Corp.	2,100	20,299
McDonald’s Holdings Co. Japan Ltd.	400	15,563
MEIJI Holdings Co. Ltd.	900	22,153
MINEBEA MITSUMI Inc.	900	14,111
MISUMI Group Inc.	900	13,625
Mitsubishi Chemical Group Corp.	3,000	16,976
Mitsubishi Corp.	300	13,985
Mitsubishi Electric Corp.	1,500	17,200
Mitsubishi Estate Co. Ltd.	1,500	19,200
Mitsubishi HC Capital Inc.	3,300	21,754
Mitsubishi Heavy Industries Ltd.	400	20,602
Mitsubishi UFJ Financial Group Inc.	2,400	20,134
Mitsui & Co.Ltd.	600	21,806
Mitsui Chemicals Inc.	600	15,123
Mitsui Fudosan Co. Ltd.	900	19,507
Mitsui OSK Lines Ltd.	900	23,236
Mizuho Financial Group Inc.	1,200	20,374
MonotaRO Co. Ltd.	1,200	9,590
MS&AD Insurance Group Holdings Inc.	600	21,984
Murata Manufacturing Co. Ltd.	900	15,416
NEC Corp.	300	14,445
Nexon Co. Ltd.	900	16,514
NGK Insulators Ltd.	1,500	18,327
Nidec Corp.(c)	300	11,004
Nintendo Co. Ltd.	300	12,394
Nippon Building Fund Inc.	5	20,090
Nippon Express Holdings Inc.	300	15,419
Nippon Paint Holdings Co. Ltd.	2,100	14,119
Nippon Prologis REIT Inc.	9	16,014
Nippon Sanso Holdings Corp.	900	22,697
Nippon Steel Corp.	900	19,412
Nippon Telegraph & Telephone Corp.	15,000	17,652
Nippon Yusen KK	900	22,020
Nissan Chemical Corp.	300	12,236
Nissan Motor Co. Ltd.	5,100	19,625
Nissin Foods Holdings Co. Ltd.	300	26,103
Nitori Holdings Co. Ltd.	100	10,829
Nitto Denko Corp.	300	19,412
Nomura Holdings Inc.	5,100	19,703
Nomura Real Estate Holdings Inc.	900	21,020
Nomura Real Estate Master Fund Inc.	16	17,655
Nomura Research Institute Ltd.	660	17,325
NTT Data Corp.	1,200	14,796
Obayashi Corp.	2,400	20,558
Obic Co. Ltd.	100	14,782
Odakyu Electric Railway Co. Ltd.	1,200	17,084
Oji Holdings Corp.	4,800	20,529
Olympus Corp.	1,200	16,026
Omron Corp.	300	10,748
Ono Pharmaceutical Co. Ltd.	900	15,543
Open House Group Co. Ltd.	600	19,776
Security	Shares	Value

Japan (continued)
Oracle Corp. Japan	300	$21,282
Oriental Land Co. Ltd.	300	9,704
ORIX Corp.	900	16,368
Osaka Gas Co. Ltd.	1,200	22,629
Otsuka Corp.	600	24,057
Otsuka Holdings Co. Ltd.	600	20,188
Pan Pacific International Holdings Corp.	900	17,429
Panasonic Holdings Corp.	1,800	15,792
Persol Holdings Co. Ltd.	9,000	13,495
Rakuten Group Inc.	4,200	15,535
Recruit Holdings Co. Ltd.	600	17,204
Renesas Electronics Corp.(a)	1,200	15,763
Resona Holdings Inc.	3,900	20,839
Ricoh Co. Ltd.	2,400	19,452
Rohm Co. Ltd.	1,200	19,226
SBI Holdings Inc.	900	19,363
SCSK Corp.	1,200	20,484
Secom Co. Ltd.	300	20,836
Seiko Epson Corp.	1,200	16,660
Sekisui Chemical Co. Ltd.	1,200	16,436
Sekisui House Ltd.	900	17,624
Seven & i Holdings Co. Ltd.	300	10,992
SG Holdings Co. Ltd.	1,200	17,010
Sharp Corp.(a)	3,000	18,757
Shimadzu Corp.	600	14,188
Shimano Inc.	100	14,391
Shimizu Corp.	3,000	21,349
Shin-Etsu Chemical Co. Ltd.	600	17,942
Shionogi & Co. Ltd.	300	13,969
Shiseido Co. Ltd.	300	9,515
Shizuoka Financial Group Inc., NVS	2,400	20,409
SoftBank Corp.	1,500	16,960
SoftBank Group Corp.	400	16,382
Sompo Holdings Inc.	300	12,996
Sony Group Corp.	200	16,628
Square Enix Holdings Co. Ltd.	300	9,967
Subaru Corp.	1,200	20,772
SUMCO Corp.	1,500	19,383
Sumitomo Chemical Co. Ltd.	6,000	15,251
Sumitomo Corp.	900	17,692
Sumitomo Electric Industries Ltd.	1,500	15,747
Sumitomo Metal Mining Co. Ltd.	600	16,855
Sumitomo Mitsui Financial Group Inc.	300	14,462
Sumitomo Mitsui Trust Holdings Inc.	600	22,498
Sumitomo Realty & Development Co. Ltd.	900	22,585
Suntory Beverage & Food Ltd.	600	18,056
Suzuki Motor Corp.	600	23,287
Sysmex Corp.	300	14,371
T&D Holdings Inc.	1,200	21,407
Taisei Corp.	600	20,348
Takeda Pharmaceutical Co. Ltd.	551	14,957
TDK Corp.	600	22,449
Terumo Corp.	600	16,415
TIS Inc.	600	12,849
Tobu Railway Co. Ltd.	700	16,849
Toho Co. Ltd.	300	10,249
Tokio Marine Holdings Inc.	900	20,135
Tokyo Electric Power Co. Holdings Inc.(a)	5,400	22,851
Tokyo Electron Ltd.	100	13,214
Tokyo Gas Co. Ltd.	900	20,211
Tokyu Corp.	1,200	13,547
Toppan Inc.	900	20,757

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	3,300	$15,965
Toshiba Corp.(a)	306	9,303
Tosoh Corp.	1,500	18,366
TOTO Ltd.	600	14,467
Toyota Industries Corp.	300	22,234
Toyota Motor Corp.	1,200	20,992
Toyota Tsusho Corp.	300	15,971
Trend Micro Inc.	300	11,305
Unicharm Corp.	400	13,592
USS Co. Ltd.	1,200	20,975
Welcia Holdings Co. Ltd.	900	14,918
West Japan Railway Co.	300	11,434
Yakult Honsha Co. Ltd.	600	14,139
Yamaha Corp.	600	16,026
Yamaha Motor Co. Ltd.	900	21,993
Yamato Holdings Co. Ltd.	900	14,990
Yaskawa Electric Corp.	600	19,640
Yokogawa Electric Corp.	900	16,340
Z Holdings Corp.	6,900	17,591
Zensho Holdings Co. Ltd.	300	15,769
ZOZO Inc.	900	17,113
		4,004,015
Netherlands — 3.0%
ABN AMRO Bank NV, CVA(b)	1,094	14,735
Adyen NV(a)(b)	12	8,094
Aegon NV	3,941	19,166
AerCap Holdings NV(a)	297	18,450
Akzo Nobel NV	228	15,295
ASM International NV	46	18,983
ASML Holding NV	24	14,427
ASR Nederland NV	387	14,442
BE Semiconductor Industries NV	150	15,495
Davide Campari-Milano NV	1,354	14,967
EXOR NV, NVS(c)	204	17,509
Ferrovial SE	554	16,673
Heineken Holding NV	173	13,162
Heineken NV	155	13,926
IMCD NV	126	15,170
ING Groep NV	1,323	16,961
JDE Peet’s NV	561	15,576
Koninklijke Ahold Delhaize NV	493	14,599
Koninklijke KPN NV	5,125	17,226
Koninklijke Philips NV(a)	870	16,550
NN Group NV	483	15,491
OCI NV	726	16,916
Prosus NV(a)	488	13,647
QIAGEN NV(a)	396	14,758
Randstad NV	348	18,021
Universal Music Group NV	840	20,571
Wolters Kluwer NV	150	19,246
		430,056
New Zealand — 0.6%
Auckland International Airport Ltd.	3,471	14,843
EBOS Group Ltd.	654	13,351
Fisher & Paykel Healthcare Corp. Ltd.	1,086	13,166
Mercury NZ Ltd.	4,586	15,764
Meridian Energy Ltd.	5,363	15,104
Spark New Zealand Ltd.	5,409	15,703
		87,931
Norway — 1.5%
Adevinta ASA(a)	2,400	21,095
Security	Shares	Value

Norway (continued)
Aker BP ASA	859	$24,758
DNB Bank ASA	963	17,374
Equinor ASA	612	20,516
Gjensidige Forsikring ASA	1,080	16,196
Kongsberg Gruppen ASA	415	16,952
Mowi ASA	1,064	17,290
Norsk Hydro ASA	2,772	15,808
Orkla ASA	2,427	16,728
Salmar ASA	431	20,436
Telenor ASA	1,533	15,671
Yara International ASA	447	14,627
		217,451
Portugal — 0.4%
EDP - Energias de Portugal SA	3,378	14,196
Galp Energia SGPS SA	1,572	23,666
Jeronimo Martins SGPS SA	706	16,277
		54,139
Singapore — 2.5%
CapitaLand Ascendas REIT	8,707	16,544
CapitaLand Integrated Commercial Trust	12,349	15,871
Capitaland Investment Ltd/Singapore	6,900	14,816
City Developments Ltd.	3,600	16,617
DBS Group Holdings Ltd.	700	16,816
Genting Singapore Ltd.	25,200	15,832
Grab Holdings Ltd., Class A(a)	6,504	19,967
Jardine Cycle & Carriage Ltd.	600	12,360
Keppel Corp. Ltd.	3,900	17,703
Keppel REIT	780	453
Mapletree Logistics Trust	15,090	16,204
Mapletree Pan Asia Commercial Trust	14,800	14,384
Oversea-Chinese Banking Corp. Ltd.	1,800	16,688
Sea Ltd., ADR(a)	263	10,967
Seatrium Ltd.(a)	197,559	16,180
Sembcorp Industries Ltd.	4,500	15,097
Singapore Airlines Ltd.	3,800	16,968
Singapore Exchange Ltd.	2,500	17,309
Singapore Technologies Engineering Ltd.	6,600	18,119
Singapore Telecommunications Ltd.	9,200	15,987
United Overseas Bank Ltd.	900	17,752
UOL Group Ltd.(c)	3,800	16,366
Wilmar International Ltd.	6,000	15,599
		354,599
Spain — 2.1%
Acciona SA	117	14,751
ACS Actividades de Construccion y Servicios SA	569	20,577
Aena SME SA(b)	108	15,671
Amadeus IT Group SA	267	15,238
Banco Bilbao Vizcaya Argentaria SA	2,557	20,116
Banco Santander SA	4,851	17,842
CaixaBank SA	5,046	20,515
Cellnex Telecom SA(b)	423	12,435
Corp. ACCIONA Energias Renovables SA	564	15,265
EDP Renovaveis SA	834	13,417
Enagas SA	290	4,851
Endesa SA	942	17,723
Grifols SA(a)	1,488	16,697
Iberdrola SA	1,350	15,015
Industria de Diseno Textil SA	597	20,607
Naturgy Energy Group SA	696	19,693
Redeia Corp. SA	391	6,098
Repsol SA	1,215	17,790

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	4,275	$16,513
		300,814
Sweden — 4.3%
Alfa Laval AB	475	15,393
Assa Abloy AB, Class B	734	15,645
Atlas Copco AB, Class A	750	9,712
Atlas Copco AB, Class B	483	5,426
Beijer Ref AB, Class B	1,182	11,236
Boliden AB	522	13,380
Epiroc AB, Class A	585	9,638
Epiroc AB, Class B	393	5,457
EQT AB	870	15,895
Essity AB, Class B	604	13,772
Evolution AB(b)	129	11,495
Fastighets AB Balder, Class B(a)	5,118	21,745
Getinge AB, Class B	765	13,772
H & M Hennes & Mauritz AB, Class B	1,274	17,116
Hexagon AB, Class B	1,548	12,616
Holmen AB, Class B	465	17,549
Husqvarna AB, Class B	2,190	14,191
Industrivarden AB, Class A	291	7,530
Industrivarden AB, Class C	357	9,207
Indutrade AB.	737	13,062
Investment AB Latour, Class B	837	14,495
Investor AB, Class B	649	11,914
L E Lundbergforetagen AB, Class B	390	15,927
Lifco AB, Class B	793	14,510
Nibe Industrier AB, Class B	1,620	9,330
Nordea Bank Abp	1,685	17,747
Saab AB, Class B	318	16,336
Sagax AB, Class B	900	16,293
Sandvik AB	900	15,330
Securitas AB, Class B	2,199	17,615
Skandinaviska Enskilda Banken AB, Class A	1,578	17,610
Skanska AB, Class B	1,243	18,662
SKF AB, Class B	1,074	17,412
Svenska Cellulosa AB SCA, Class B	1,281	17,577
Svenska Handelsbanken AB, Class A	2,115	18,032
Swedbank AB, Class A	1,092	17,934
Swedish Orphan Biovitrum AB(a)	895	18,412
Tele2 AB, Class B	1,896	13,465
Telefonaktiebolaget LM Ericsson, Class B	3,408	15,267
Telia Co. AB	7,173	15,206
Volvo AB, Class A	102	2,045
Volvo AB, Class B	792	15,694
Volvo Car AB, Class B(a)	4,977	17,166
		607,816
Switzerland — 4.9%
ABB Ltd., Registered	447	15,018
Adecco Group AG, Registered	582	22,025
Alcon Inc.	211	15,103
Bachem Holding AG, Class B	176	12,785
Baloise Holding AG, Registered	117	16,800
Banque Cantonale Vaudoise, Registered	183	20,685
Barry Callebaut AG, Registered	9	13,646
BKW AG	100	16,811
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	11,071
Cie. Financiere Richemont SA, Class A, Registered	98	11,562
Clariant AG, Registered	1,236	17,561
Coca-Cola HBC AG, Class DI.	574	14,902
Security	Shares	Value

Switzerland (continued)
DSM-Firmenich AG	140	$12,692
Dufry AG, Registered(a)	396	13,881
EMS-Chemie Holding AG, Registered	22	15,049
Geberit AG, Registered	30	13,968
Givaudan SA, Registered	5	16,643
Helvetia Holding AG, Registered	123	16,535
Holcim AG	262	16,199
Julius Baer Group Ltd.	258	15,290
Kuehne + Nagel International AG, Registered	60	16,180
Logitech International SA, Registered	285	22,433
Lonza Group AG, Registered	27	9,455
Nestle SA, Registered	130	14,019
Novartis AG, Registered	160	14,979
Partners Group Holding AG	18	19,060
Roche Holding AG, Bearer	3	818
Roche Holding AG, NVS	48	12,370
Sandoz Group AG(a)	32	832
Schindler Holding AG, Participation Certificates, NVS	51	10,318
Schindler Holding AG, Registered	33	6,433
SGS SA	204	16,661
Siemens Energy AG(a)(c)	676	6,010
SIG Group AG	634	13,978
Sika AG, Registered	63	15,076
Sonova Holding AG, Registered	60	14,221
STMicroelectronics NV	384	14,638
Straumann Holding AG	113	13,355
Swatch Group AG (The), Bearer	42	10,751
Swatch Group AG (The), Registered	84	4,068
Swiss Life Holding AG, Registered	30	19,268
Swiss Prime Site AG, Registered	198	18,404
Swiss Re AG	171	18,684
Swisscom AG, Registered	27	16,178
Temenos AG, Registered	219	15,778
UBS Group AG, Registered	845	19,854
VAT Group AG(b)	49	17,376
Zurich Insurance Group AG	33	15,675
		685,098
United Kingdom — 9.4%
3i Group PLC	733	17,282
abrdn PLC	7,158	13,665
Admiral Group PLC	657	19,521
Anglo American PLC	591	15,058
Antofagasta PLC	1,038	16,973
Ashtead Group PLC	285	16,345
Associated British Foods PLC	754	18,600
AstraZeneca PLC	114	14,273
Auto Trader Group PLC(b)	2,327	17,602
Aviva PLC	3,480	16,856
BAE Systems PLC	1,344	18,072
Barclays PLC	8,657	13,895
Barratt Developments PLC	3,000	15,130
Berkeley Group Holdings PLC	355	17,451
BP PLC	2,802	17,109
British American Tobacco PLC	492	14,697
BT Group PLC	9,841	13,516
Bunzl PLC	459	16,375
Burberry Group PLC	645	13,293
Centrica PLC	12,630	24,178
CNH Industrial NV	1,245	13,797
Coca-Cola Europacific Partners PLC	265	15,505
Compass Group PLC	614	15,480
Croda International PLC	228	12,152

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DCC PLC	301	$16,722
Diageo PLC	375	14,181
Endeavour Mining PLC	748	15,433
Entain PLC	933	10,592
Experian PLC	462	14,017
Glencore PLC	3,051	16,161
GSK PLC	945	16,846
Haleon PLC	3,776	15,135
Halma PLC	583	13,111
Hargreaves Lansdown PLC	1,887	16,252
Hikma Pharmaceuticals PLC	801	18,559
HSBC Holdings PLC	2,147	15,502
Imperial Brands PLC	738	15,722
Informa PLC	1,996	17,294
InterContinental Hotels Group PLC	272	19,275
Intertek Group PLC	360	16,767
J Sainsbury PLC	5,085	15,910
JD Sports Fashion PLC	9,167	14,253
Johnson Matthey PLC	768	13,962
Kingfisher PLC(c)	5,955	15,206
Land Securities Group PLC	2,371	16,435
Legal & General Group PLC	6,010	15,485
Lloyds Banking Group PLC	30,036	14,619
London Stock Exchange Group PLC	162	16,345
M&G PLC	7,227	17,452
Melrose Industries PLC	2,754	15,681
Mondi PLC	1,155	18,683
National Grid PLC	1,293	15,416
NatWest Group PLC, NVS	4,992	10,862
Next PLC	222	18,613
Ocado Group PLC(a)	3,813	21,639
Pearson PLC	1,689	19,551
Persimmon PLC	1,137	14,081
Phoenix Group Holdings PLC	2,553	14,102
Prudential PLC	1,096	11,460
Reckitt Benckiser Group PLC	210	14,050
RELX PLC	570	19,909
Rentokil Initial PLC	2,231	11,361
Rio Tinto PLC	270	17,226
Rolls-Royce Holdings PLC(a)	9,209	24,240
Sage Group PLC (The)	1,755	20,733
Schroders PLC	3,252	14,644
Segro PLC	1,777	15,446
Severn Trent PLC	528	17,045
Shell PLC	531	17,112
Smith & Nephew PLC	1,127	12,612
Smiths Group PLC	903	17,713
Spirax-Sarco Engineering PLC	132	13,175
SSE PLC	798	15,859
St. James’s Place PLC	1,297	10,111
Standard Chartered PLC	2,221	17,029
Taylor Wimpey PLC	12,143	16,401
Tesco PLC	5,108	16,762
Unilever PLC	312	14,777
United Utilities Group PLC	1,434	18,547
Vodafone Group PLC	16,674	15,349
Whitbread PLC	447	18,125
Security	Shares	Value

United Kingdom (continued)
Wise PLC, Class A(a)	2,421	$19,677
WPP PLC	1,602	13,795
		1,329,847
Total Common Stocks — 99.0%
(Cost: $16,175,005)		14,002,683

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	23	1,956
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	129	11,306
Henkel AG & Co. KGaA, Preference Shares, NVS	132	9,522
Porsche Automobil Holding SE, Preference Shares, NVS	318	14,233
Sartorius AG, Preference Shares, NVS	48	12,031
Volkswagen AG, Preference Shares, NVS	104	11,029
		60,077
Total Preferred Stocks — 0.4%
(Cost: $93,150)		60,077

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	9	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.4%
(Cost: $16,268,155)		14,062,760

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	107,573	107,616

Total Short-Term Securities — 0.8%
(Cost: $107,611)		107,616
Total Investments — 100.2%
(Cost: $16,375,766)		14,170,376

Liabilities in Excess of Other Assets — (0.2)%		(27,714)

Net Assets — 100.0%		$14,142,662

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,095	$5,512	(a)	$—	$20	$(11)	$107,616	107,573	$85	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	12/07/23	$30	$(838)
Euro STOXX 50 Index	1	12/15/23	43	(1,426)
				$(2,264)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,758,811	$12,243,872	$—	$14,002,683
Preferred Stocks	—	60,077	—	60,077
Warrants	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$107,616	$—	$—	$107,616
	$1,866,427	$12,303,949	$—	$14,170,376
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,264)	$—	$(2,264)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust